Schedule of Segment (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Revenue
Revenue from contracts	$ 10,385,661	$ 13,847,548		$ 21,810,317		$ 16,824,168
Cost of revenue
Total cost of revenue	9,448,104	12,597,472		19,165,477		14,642,786
Gross profit	937,557	1,250,076		2,644,840		2,181,382
Operating expenses
Provision for credit losses	115,558	154,077		399,278		17,272
Depreciation	127,758	170,344		161,711		146,709
Administrative expenses	1,547,493	2,063,324		2,290,312		2,089,611
Total operating expenses	1,663,051	2,217,401		2,689,590		2,106,883
Income (loss) from operations	(725,494)	(967,325)		(44,750)		74,499
Other income (expense)
Interest expenses, net	(49,440)	(65,921)		(77,104)		(83,276)
Finance expense, net	(3,205)	(4,273)		(8,096)		(7,125)
Other income	105,492	140,656		99,543		222,309
Foreign exchange gain (loss), net	35,144	46,859		(2,906)		4,510
Total other income, net	87,991	117,321		11,437		136,418
Total other income, net	87,991	117,321		11,437		136,418
Income (loss) before provision for income taxes	(637,503)	(850,004)		(33,313)		210,917
Income tax (expense) benefit	26,728	35,638		37,998		(142,290)
Net income	(610,775)	(814,366)	$ 3,516	4,685	$ 51,470	68,627
Chief Operating Decision Maker [Member]
Revenue
Revenue from contracts	10,385,661	13,847,548		21,810,317		16,824,168
Cost of revenue
Subcontracting costs	3,612,927	4,817,236		8,612,283		6,554,587
Material costs	2,764,789	3,686,385		6,282,505		5,375,194
Labor costs	1,819,236	2,521,648		3,048,639		2,344,686
Equipment rental costs	128,936	171,915		477,253		146,034
Overhead costs	1,050,216	1,400,288		744,797		222,285
Total cost of revenue	9,448,104	12,597,472		19,165,477		14,642,786
Gross profit	937,557	1,250,076		2,644,840		2,181,382
Operating expenses
Provision for credit losses	115,558	154,077		399,278		17,272
Employees salaries and benefit	800,228	1,066,971		895,520		749,953
Depreciation	127,757	170,343		161,712		146,709
Legal and Professional fees	348,932	465,242		905,287		835,131
Administrative expenses	270,576	360,768		330,793		357,818
Total operating expenses	1,663,051	2,063,324		2,689,590		2,106,883
Income (loss) from operations	(725,494)	(967,325)		(44,750)		74,499
Other income (expense)
Interest expenses, net	(49,440)	(65,921)		(77,104)		(83,276)
Finance expense, net	(3,205)	(4,273)		(8,096)		(7,125)
Other income	105,492	140,656		99,543		222,309
Foreign exchange gain (loss), net	35,144	46,859		(2,906)		4,510
Total other income, net	87,991	117,321		11,437		136,418
Total other income, net	87,991	117,321		11,437		136,418
Income (loss) before provision for income taxes	(637,503)	(850,004)		(33,313)		210,917
Income tax (expense) benefit	26,728	35,638		37,998		(142,290)
Net income	(610,775)	(814,366)		4,685		68,627
Chief Operating Decision Maker [Member] | Supply Materials [Member]
Revenue
Revenue from contracts	1,012	1,350		4,701		57,618
Chief Operating Decision Maker [Member] | Revenue From Contracts [Member]
Revenue
Revenue from contracts	$ 10,384,649	$ 13,846,198		$ 21,805,616		$ 16,766,550